Basis of preparation	12 Months Ended
Dec. 31, 2017
Basis of preparation
Basis of preparation

2.            Basis of preparation:

(a)         Statement of compliance:

These consolidated financial statements have been prepared on a going concern basis in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved for issuance by the Board of Directors on February 22, 2018.

(b)          Basis of measurement:

These consolidated financial statements are presented in United States dollars and have been prepared on a historical cost basis, except for certain financial assets and liabilities including derivative financial instruments which are stated at fair value.

(c)          Change in presentation currency:

Effective December 31, 2017, the Company changed its presentation currency from the Canadian dollar to the U.S. dollar to more accurately reflect the predominant currency of the Company's revenue, expenses and cash flows after the acquisition of DigitalGlobe, Inc. (“DigitalGlobe”) (note 9) and to enhance comparability with its industry peer group.

The change in presentation currency represents a voluntary change that is accounted for retrospectively. The consolidated financial statements of the Company for the periods before December 31, 2017 which were based on a Canadian dollar ("C$") presentation currency have been translated into a U.S. dollar presentation currency as follows: assets and liabilities using the exchange rates prevailing at the balance sheet date; shareholders' equity using the applicable historical exchange rates prevailing at the dates of transactions; and revenue, expenses and cash flows using average exchange rates for the relevant period. The change in the presentation currency has resulted in changes to the previously reported foreign currency translation adjustment account which is included as a component of accumulated other comprehensive income. An additional consolidated balance sheet at January 1, 2016 has been presented as a result of the retrospective change in presentation currency.

(d)        Operating cycle:

The Company defines its operating cycle based on the duration of its contracts with customers and suppliers. The Company enters into a significant number of contracts where the duration is more than twelve months and as a result, certain current assets and liabilities may have terms greater than twelve months.

(e)        Use of estimates, assumptions and judgments:

The preparation of these consolidated financial statements requires management to make estimates, assumptions and judgments that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. These estimates, assumptions and judgments are based on historical experience and various factors that management believes to be reasonable under the circumstances.

(i)         Use of estimates and assumptions:

Management reviews estimates and underlying assumptions on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Actual results may differ from these estimates. The most notable estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities are in the areas of revenue recognition (note 3(d)), recoverability of deferred tax assets and the assessment of the impact of any tax uncertainties in various jurisdictions (note 3(t)), the allocation of purchase price consideration to the fair value of assets acquired and liabilities assumed in business combinations (note 9), and the assessment for impairment of financial and non-financial assets (note 3(p)). Other areas that require the use of estimates and assumptions include estimating useful lives of satellites and other long-lived assets, fair valuation of financial instruments, provisions, pension and post-retirement benefit obligations, and share-based compensation. Additional information on these estimates is included in note 3 and the respective note for each topic.

(ii)        Judgments:

Management uses judgment when applying accounting policies and when making estimates and assumptions as described above. The most significant areas that require judgments relate to the recognition of investment tax credits (note 3(g)), derecognition of financial assets (note 3(i)(i)) and impairment of financial assets (note 3(p)(i)). Other areas that require judgment include determining separately identifiable components of a contract arrangement for revenue recognition, hedge accounting and recognition of contingent liabilities. Additional information on these estimates is included in note 3.